Share-based Compensation - Options (Details) - CNY (¥) ¥ in Thousands		1 Months Ended	12 Months Ended
	Mar. 26, 2021	Aug. 31, 2018	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
2018 Option Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options issued	750,247			0	0
Granted/Vested	750,247			0	0
Forfeited			235,613
Share-based compensation expenses/(benefits)				¥ 369	¥ 5,558
2019 Option Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options issued	1,499,753		2,250,000
Share-based compensation expenses			¥ 21,947
Granted/Vested	1,499,753		2,250,000
Forfeited			235,613
Hywin Wealth Management Co., Ltd.
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of options repurchased		1,495,995
Decrease in share-based compensation liabilities		¥ 674